Income taxes (Tables)	12 Months Ended
Feb. 28, 2022
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets and liabilities [Table Text Block]
	February 28, 2022	February 28, 2021

Non-capital loss carry forwards	4,481,137	2,904,627
Other temporary differences	507,758	1,732,555
Valuation allowance	(4,988,895)	(4,637,182)
	-	-

Schedule of net loss before income taxes [Table Text Block]
	February 28, 2022			February 28, 2021
Net loss before income taxes	(4,473,636)			(2,667,423)
Expected income tax recovery	(1,134,067)	25.35%		(706,866)	26.50%

Tax rate changes and other adjustments	1,287,727	(28.78%	)	354,687	(13.30%	)
Shares based compensation and non-deductible expenses	1,508,951	(33.73%	)	62,994	(2.36%	)
Change in tax benefits not recognized	(1,764,228)	39.44%		289,185	(10.84%	)
Income tax (recovery) expense	(101,617)	2.27%		-	(-%	)
Current tax expense	12,022			-
Deferred tax recovery	(113,639)			-
	-			-